INTERIM CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Statement of Cash Flows [Abstract]
Changes of property and equipment not resulted in cash	$ 1,273	$ 531